Inventories	12 Months Ended
Dec. 31, 2012
Inventories	Inventories are summarized as follows:

	December 31
	2012	2011
	(Millions of yen)
Finished goods	¥391,194	¥291,023
Work in process	139,923	166,076
Raw materials	20,506	19,605

	¥551,623	¥476,704